Financial instruments by category (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Balance	$ 1,036	$ (9,036)
Additions and acquisitions	560	101
Currency translation adjustment	553	436
Reclassification to liabilities held for sale		11,272
Write off	(67)	(782)
Gains and losses recognized in the year	216	(955)
Transfer to level 1	(100)
Deconsolidation	(126)
Balance	2,072	1,036
Investments In Financial Assets [Member] | Public companies securities [Member]
Disclosure of fair value measurement of assets [line items]
Balance	82	499
Additions and acquisitions		65
Currency translation adjustment		21
Reclassification to liabilities held for sale
Write off	(67)	(702)
Gains and losses recognized in the year	120	199
Transfer to level 1
Deconsolidation
Balance	135	82
Investments In Financial Assets [Member] | Private companies securities [member]
Disclosure of fair value measurement of assets [line items]
Balance	964	1,324
Additions and acquisitions	34	44
Currency translation adjustment	489	169
Reclassification to liabilities held for sale
Write off
Gains and losses recognized in the year	(93)	(573)
Transfer to level 1	(100)
Deconsolidation	(126)
Balance	1,168	964
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Balance		140
Additions and acquisitions	526
Currency translation adjustment	78	6
Reclassification to liabilities held for sale
Write off		(146)
Gains and losses recognized in the year	189
Transfer to level 1
Deconsolidation
Balance	793
Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Balance	(10)
Additions and acquisitions		(8)
Currency translation adjustment	(14)	(2)
Reclassification to liabilities held for sale
Write off		66
Gains and losses recognized in the year		(66)
Transfer to level 1
Deconsolidation
Balance	(24)	(10)
Borrowings [Member] | Non Recourse Loan [Member]
Disclosure of fair value measurement of assets [line items]
Balance		(10,999)
Additions and acquisitions
Currency translation adjustment		242
Reclassification to liabilities held for sale		11,272
Write off
Gains and losses recognized in the year		(515)
Transfer to level 1
Deconsolidation
Balance